ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Prepayments for advertisement	¥ 2,206		¥ 2,200
Prepayments for testing fee	719		261
Deposits for research and development fee	207		202
Prepayments for professional fee	200		328
Others	1,966		1,594
Advances to suppliers	¥ 5,298	$ 798	¥ 4,585